Parent Company Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Income (loss) before taxes and equity in undistributed net income	$ 1,448	$ (2,497)	$ 27	$ 69	$ 955	$ (1,016)	$ 823	$ 597	$ (953)	$ 1,359	$ 3,420
Income Tax Expense (Benefit)	424	(755)	87	146	210	(316)	153	194	(98)	241	1,003
Net (loss) income	1,024	(1,742)	(60)	(77)	745	(700)	670	403	(855)	1,118	2,417
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend from SIBT									24,400	0	0
Interest and dividends on investments									123	159	248
Other income									276	399	484
Total income									24,799	558	732
Operating Expenses									2,152	758	1,275
Income (loss) before taxes and equity in undistributed net income									22,647	(200)	(543)
Income Tax Expense (Benefit)									(418)	(35)	(185)
Income (loss) before equity in undistributed net income of subsidiary									23,065	(165)	(358)
Equity in undistributed net income of subsidiary									(23,920)	1,283	2,775
Net (loss) income									$ (855)	$ 1,118	$ 2,417